SCHEDULE OF MATURITY OF OPERATING LEASE LIABILITIES (Details) - USD ($)	Nov. 30, 2023	Feb. 28, 2023	Feb. 28, 2022
Commitments and Contingencies Disclosure [Abstract]
2024	$ 229,016	$ 248,669
2025	207,558	219,863
2026	207,558	207,558
2027	207,558	207,558
2028	207,558	207,558
2029 and after	501,599	657,268
Total lease payments	1,560,847	1,748,474
Less: Interest	(450,015)	(549,263)
Present value of lease liabilities	$ 1,110,832	$ 1,199,211	$ 1,311,606